Taxation - Schedule of Movements in the Net Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Movements in the Net Deferred Tax Assets / (Liabilities) [Line Items]
Beginning balance	$ (10,394)	$ (629)
Recognized in profit or loss	4,194	3,027
Acquired through the business combinations	(6,200)	(2,663)
Ending balance		(5,061)
Tax losses carried forward [Member]
Schedule of Movements in the Net Deferred Tax Assets / (Liabilities) [Line Items]
Beginning balance	1
Recognized in profit or loss	117
Acquired through the business combinations	118
Ending balance
Share-based payments [Member]
Schedule of Movements in the Net Deferred Tax Assets / (Liabilities) [Line Items]
Beginning balance	3,925	3,573
Recognized in profit or loss	285	356
Acquired through the business combinations	4,210	3,929
Ending balance
Deferred revenue [Member]
Schedule of Movements in the Net Deferred Tax Assets / (Liabilities) [Line Items]
Beginning balance	4,184	4,184
Recognized in profit or loss
Acquired through the business combinations	4,184	4,184
Ending balance
Property, plant and equipment, intangible assets and right-of-use assets [Member]
Schedule of Movements in the Net Deferred Tax Assets / (Liabilities) [Line Items]
Beginning balance	(18,573)	(8,522)
Recognized in profit or loss	3,580	2,807
Acquired through the business combinations	(14,993)	(10,776)
Ending balance		(5,061)
Impairment loss of cryptocurrencies [Member]
Schedule of Movements in the Net Deferred Tax Assets / (Liabilities) [Line Items]
Beginning balance	69
Recognized in profit or loss	212
Acquired through the business combinations	$ 281
Ending balance
Tax losses carried forward [Member]
Schedule of Movements in the Net Deferred Tax Assets / (Liabilities) [Line Items]
Beginning balance		136
Recognized in profit or loss		(136)
Acquired through the business combinations
Ending balance